As filed with the Securities and Exchange Commission on April 1, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  April 30, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedules of Investments.

SiM Dynamic Allocation Equity Income Fund
Schedule of Investments
at January 31, 2015 (Unaudited)

Shares	EXCHANGE-TRADED FUNDS - 98.6%	Value
	Equity ETFs - 89.2%
8,725	Energy Select Sector SPDR Fund	$659,174
25,301	Health Care Select Sector SPDR Fund	1,752,600
27,861	iShares Cohen & Steers Realty Majors Index Fund	2,892,808
61,185	iShares Mortgage Real Estate Capped ETF	714,029
47,711	iShares MSCI EAFE Index Fund	2,920,390
61,254	iShares MSCI Emerging Markets Index	2,390,131
38,031	iShares Russell 1000 Growth Index Fund	3,582,900
28,226	iShares Russell 1000 Value Index Fund	2,830,503
16,923	iShares Russell 2000 Growth Index Fund	2,353,989
18,960	iShares Russell 2000 Value Index Fund	1,845,756
21,465	iShares Russell Midcap Growth Index Fund	1,967,697
18,235	iShares Russell Midcap Value Index Fund	1,325,867
24,898	SPDR Barclays Capital Convertible Securities ETF	1,150,786
45,166	Technology Select Sector SPDR Fund	1,802,123
33,776	Vanguard Growth ETF	3,472,173
39,828	Vanguard Value ETF	3,227,263
		34,888,189
	Fixed Income ETFs - 9.4%
965	iShares Barclays 7-10 Year Treasury Bond Fund	106,681
4,234	iShares Barclays Credit Bond Fund	486,402
5,166	iShares Barclays MBS Bond Fund	569,603
866	iShares Barclays TIPS Bond Fund	100,136
5,397	iShares iBoxx $ High Yield Corporate Bond Fund	486,971
4,708	iShares iBoxx $ Investment Grade Corporate Bond Fund	583,274
2,757	iShares JP Morgan USD Emerging Markets Bond Fund	308,122
14,000	iShares S&P U.S. Preferred Stock Index Fund	559,440
12,319	SPDR Barclays Capital High Yield Bond ETF	479,702
		3,680,331
	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,573,164)	38,568,520

	SHORT-TERM INVESTMENTS - 1.6%
616,720	Fidelity Institutional Money Market Portfolio - Class I, 0.07% (a)	616,720
	TOTAL SHORT-TERM INVESTMENTS (Cost $616,720)	616,720

	Total Investments in Securities (Cost $29,189,884) - 100.2%	39,185,240
	Liabilities in Excess of Other Assets - (0.2)%	(83,149)
	NET ASSETS - 100.0%	$39,102,091

ETF - Exchange-Traded Fund
(a) Rate shown is the 7-day annualized yield as of January 31, 2015.

SiM Dynamic Allocation Equity Income Fund
Notes to Schedule of Investments
January 31, 2015 (Unaudited)

Note 1 – Securities Valuation

The SiM Dynamic Allocation Equity Income Fund’s (the “Fund”) investments in securities are carried at their fair value.  The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Exchanged-Traded Funds
Equity	$34,888,189	$-	$-	$34,888,189
Fixed Income	3,680,331	-	-	3,680,331
Total Exchange-Traded Funds	38,568,520	-	-	38,568,520
Short-Term Investments	616,720	-	-	616,720
Total Investments in Securities	$39,185,240	$-	$-	$39,185,240

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at January 31, 2015, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended January 31, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$29,166,132

Gross unrealized appreciation	$10,567,476
Gross unrealized depreciation	(548,368)
Net unrealized appreciation	$10,019,108

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date             3/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date             3/26/15

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date             3/26/15

* Print the name and title of each signing officer under his or her signature.